Debt Obligations - Convertible Notes Outstanding (Details) - USD ($) $ in Thousands	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Convertible notes	$ 67,088	$ 80,199	$ 83,340
Less: debt issuance costs and discounts	(1,168)	(2,856)	(1,902)
Convertible notes, net	65,920	77,343	81,438
Deerfield Convertible Notes [Member]
Convertible notes	7,340	6,981	6,667
2021 Notes [Member]
Convertible notes		3,000	76,673
The 2019 Notes [Member]
Convertible notes	$ 56,615	$ 70,218